Gain on disposals of long-lived assets (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Feb. 28, 2019	Feb. 27, 2019
Long lived asset, disposal gain loss [Line Items]
Total gross asset value to be disposed to JD LPC Fund				¥ 10,900,000
Gain on disposals of long-lived assets	¥ 3,070,297	¥ 0
Gain on disposals of completed assets to JD LPC Fund	¥ 3,000,000
JD LPC Fund
Long lived asset, disposal gain loss [Line Items]
Total committed capital			¥ 4,800,000
JD LPC Fund | General partner
Long lived asset, disposal gain loss [Line Items]
Committed percentage of the total capital (as a percent)			20.00%
JD LPC Fund | GIC
Long lived asset, disposal gain loss [Line Items]
Committed percentage of the total capital (as a percent)			80.00%